COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Disclosure of commitments and contingent liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 15: -     COMMITMENTS AND CONTINGENT LIABILITIES

a.
The Company leases facilities for its offices and research and development activities, as well as motor vehicles under operating leases. Future minimum lease payments under non-cancelable operating leases for the years ended December 31, are as follows:

2019	760
2020	700
2021	708

$2,168

The Company has provided bank guarantees in the amount of $297 to secure compliance with its facilities rental payment requirements.

b.	Claims:

As of December 31, 2018, the Company is not involved in any claims.

c.	Government grants:

The Company received research and development grants from the IIA, BIRD and CIIRDF, see Note 11. If no economic benefits are expected from the research activity, the royalty obligation is not recorded as a liability and instead is treated as a contingent liability in accordance with IAS 37. The grants from the IIA impose certain restrictions on the transfer outside of Israel of the underlying know-how and the manufacturing or manufacturing rights of the underlying products and technologies.